Business Combinations - Additional Information (Detail) shares in Millions, $ in Millions			12 Months Ended
	May 01, 2017 USD ($)	Feb. 15, 2016 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Feb. 15, 2016 £ / shares
Disclosure Of Business Combinations [Line Items]
Investments in joint ventures			$ 15,052	$ 20,555
Proceeds from sale of joint ventures and associates			$ 2,177	$ 1,565	$ 276
Motiva [Member]
Disclosure Of Business Combinations [Line Items]
Persentage of ownership interest as of disposal	50.00%
Fair value of Shell’s interest in the Motiva joint venture	$ 3,847
Loss on sale of assets	546
Carrying amount of Shell’s interest in joint venture	28
Investments in joint ventures	3,819
Non-cash tax charge related to disposal	574
Goodwill	355
Cash received	957
Proceeds from sale of joint ventures and associates	887
Cash received from SRI	957
Cash payment by Shell	70
Business acquisition purchase consideration	$ 2,535
BG Group Plc [Member] |
Disclosure Of Business Combinations [Line Items]
Goodwill		$ 10,997
Date of acquisition		Feb. 15, 2016
Business acquisition purchase consideration		$ 54,034
Amount of cash transferred		19,036
Business acquisition, fair value		$ 34,050
BG Group Plc [Member] | | Parent [Member]
Disclosure Of Business Combinations [Line Items]
Date of acquisition		Feb. 15, 2016
Business acquisition, fair value		$ 34,050
Business acquisition, cash payments		$ 19,036
BG Group Plc [Member] | | Parent [Member] | A Shares
Disclosure Of Business Combinations [Line Items]
Number of shares issued | shares		218.7
Market price per share | £ / shares						£ 15.45
BG Group Plc [Member] | | Parent [Member] | B Shares
Disclosure Of Business Combinations [Line Items]
Number of shares issued | shares		1,305.1
Market price per share | £ / shares						15.385
BG Group Plc [Member] | | Class A Shares [Member]
Disclosure Of Business Combinations [Line Items]
Number of shares issued | shares		218.7
Market price per share | £ / shares						15.45
BG Group Plc [Member] | | Class B Shares [Member]
Disclosure Of Business Combinations [Line Items]
Number of shares issued | shares		1,305.1
Market price per share | £ / shares						£ 15.385